Long-term Incentive Plans (Details) - Performance Stock Units [Member] - shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Statement [Line Items]
Outstanding, beginning balance	6,025,000	25,000
Granted (Note 14)		6,000,000
Forfeited (Note 14)	800,000
Outstanding, ending	5,225,000	6,025,000